FI - Carrying value and fair value not held at fair value (Details 17) - CHF (SFr) SFr in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	SFr 77,498	SFr 87,331
Investment securities	2,191	2,489
Loans	15,307	19,528
Other assets	9,018	9,383
Financial liabilities
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	15,262	19,634
Short-term borrowings	11,019	4,061
Long-term debt	63,628	72,868
Other liabilities	8,624	9,493
Carrying value of financial instruments not carried at fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	37,848	47,508
Loans	260,093	252,535
Other assets	170,870	171,514
Financial liabilities
Due to banks and deposits	372,867	374,620
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	11,233	13,382
Short-term borrowings	14,871	11,324
Long-term debt	109,403	120,448
Other liabilities	61,316	62,291
Estimate of fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	37,848	47,508
Loans	267,502	260,622
Other assets	171,223	171,864
Financial liabilities
Due to banks and deposits	372,856	374,598
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	11,233	13,382
Short-term borrowings	14,870	11,327
Long-term debt	112,723	122,741
Other liabilities	61,303	62,293
Estimate of fair value | Level 1
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Loans	0	0
Other assets	109,645	121,075
Financial liabilities
Due to banks and deposits	201,575	199,721
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	0	1,595
Estimate of fair value | Level 2
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	37,848	47,508
Loans	264,290	256,020
Other assets	60,469	49,353
Financial liabilities
Due to banks and deposits	171,281	174,877
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	11,233	13,382
Short-term borrowings	14,870	11,327
Long-term debt	112,488	122,220
Other liabilities	61,131	60,573
Estimate of fair value | Level 3
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Loans	3,212	4,602
Other assets	1,109	1,436
Financial liabilities
Due to banks and deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Short-term borrowings	0	0
Long-term debt	235	521
Other liabilities	172	125
Bank
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	77,498	87,331
Investment securities	2,189	2,486
Loans	15,307	19,528
Other assets	9,018	9,420
Financial liabilities
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	15,262	19,634
Short-term borrowings	11,019	4,061
Long-term debt	62,622	71,970
Other liabilities	8,590	9,557
Bank | Carrying value of financial instruments not carried at fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	37,848	47,797
Loans	264,181	259,211
Other assets	170,687	175,011
Financial liabilities
Due to banks and deposits	374,006	383,289
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	11,233	13,671
Short-term borrowings	15,359	11,324
Long-term debt	109,420	120,525
Other liabilities	61,701	62,436
Bank | Estimate of fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	37,848	47,797
Loans	271,592	267,368
Other assets	171,040	175,362
Financial liabilities
Due to banks and deposits	373,995	383,337
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	11,233	13,671
Short-term borrowings	15,359	11,327
Long-term debt	112,799	122,811
Other liabilities	61,689	62,432
Bank | Estimate of fair value | Level 1
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Loans	0	0
Other assets	109,414	122,217
Financial liabilities
Due to banks and deposits	202,164	200,534
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	0	1,595
Bank | Estimate of fair value | Level 2
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	37,848	47,797
Loans	268,380	262,766
Other assets	60,518	51,710
Financial liabilities
Due to banks and deposits	171,831	182,803
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	11,233	13,671
Short-term borrowings	15,359	11,327
Long-term debt	112,564	122,290
Other liabilities	61,543	60,720
Bank | Estimate of fair value | Level 3
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Loans	3,212	4,602
Other assets	1,108	1,435
Financial liabilities
Due to banks and deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Short-term borrowings	0	0
Long-term debt	235	521
Other liabilities	SFr 146	SFr 117